Equity - Valuation adjustments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Equity [abstract]
Actuarial gains and losses	$ 12,817	$ 5,525
Deferred Tax Income	(2,082)
Valuation adjustments	$ 10,735	$ 5,525